PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

The composition of property and equipment, net is as follows:

	December 31,
	2018	2019

Cost:
Leasehold improvements	$22,551	$34,831
Computers, peripheral equipment and electronic equipment	19,262	24,425
Office furniture and equipment	4,063	5,664

	45,876	64,920

Less - accumulated depreciation	23,929	33,214

Depreciated cost	$21,947	$31,706